Income Tax Expense (Details) - Schedule of Income Tax Expense ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2022 CNY (¥)	Aug. 31, 2021 CNY (¥)
Deferred income tax (benefit) expense:
Total income tax expense:	¥ 185,918	$ 25,615	¥ 58,919	¥ 94,176
PRC [Member]
Current income tax expense:
Current income tax expense	56,432		64,352	113,045
Deferred income tax (benefit) expense:
Deferred income tax expense	17,318		(3,749)	(2,716)
Hong Kong [Member]
Current income tax expense:
Current income tax expense	20,926		29,923	23,665
US [Member]
Current income tax expense:
Current income tax expense	450		2,455	2,633
Deferred income tax (benefit) expense:
Deferred income tax expense	8,050		(28)
Canada [Member]
Current income tax expense:
Current income tax expense			44
Deferred income tax (benefit) expense:
Deferred income tax expense	(261)		67	(49)
UK [Member]
Deferred income tax (benefit) expense:
Deferred income tax expense	¥ 83,003		¥ (34,145)	¥ (42,402)